Schedule of Deferred Tax Assets and Liabilities, Detailed (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 1	$ 10,388,922
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 2	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 3	6,100,285
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 5	8,937,288
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 7	5,047,767
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 9	347,264
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 10	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 11	343,496
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 12	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 13	203,092
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 14	(202,865)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 15	3,469,686
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 16	(196,669)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 17	148,860
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 19	768,535
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 20	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 21	112,616
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 22	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 23	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 24	(93,245)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 25	28,085
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 26	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 27	11,934
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 28	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 29	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 30	(539,831)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 31	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 32	(973,509)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 33	20,166,127
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 34	(742,696)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 35	15,741,703
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 36	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 37	(19,320,404)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 38	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 39	(12,903,702)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 40	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 41	845,723
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 42	(742,696)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 43	2,838,001
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 44	$ (1,263,423)